Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
For the six-month periods ended June 30, 2026 and 2025, revenue disaggregation is presented in accordance with the operating segments presentation pursuant to PEMEX's new organizational structure under the New Organic Statute (see Note 6):
A.    Revenue disaggregation

For the six-month period ended June 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2026
United States	Ps.	31,836,809	—	—	119,122,133	70,217,416	2,362,366	Ps.	223,538,724
Other	15,097,358		—	—	—	1,631,194	411,263	17,139,815
Europe	49,711,947		—	—	—	8,499,235	—	58,211,182
Local	12,556		322,408,002	33,570,106	—	208,213,148	13,045,434	577,249,246
Total	Ps.	96,658,670	322,408,002	33,570,106	119,122,133	288,560,993	15,819,063	Ps.	876,138,967
2025
United States	Ps.	68,257,019	—	—	86,773,298	59,265,775	1,082,044	Ps.	215,378,136
Other	19,940,653		—	—	—	10,150,977	120,562	30,212,192
Europe	37,745,410		—	—	—	11,862,527	—	49,607,937
Local	74,473		256,780,816	43,018,236	—	179,405,678	12,733,057	492,012,260
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	Ps.	787,210,525
Major products and services
2026
Crude oil	Ps.	96,646,114	—	—	1,654,685	5,397,132	—	Ps.	103,697,931
Gas	—		—	29,812,309	2,511,488	13,275,358	—	45,599,155
Refined petroleum products	—		322,336,958	3,737,860	23,442,813	267,963,659	—	617,481,290
Other	—		—	—	91,513,147	1,323,550	15,487,056	108,323,753
Services	12,556		71,044	19,937	—	601,294	332,007	1,036,838
Total	Ps.	96,658,670	322,408,002	33,570,106	119,122,133	288,560,993	15,819,063	Ps.	876,138,967
2025
Crude oil	Ps.	125,943,083	—	—	—	6,535,415	—	Ps.	132,478,498
Gas	66,127		—	36,695,864	2,742,313	16,787,238	—	56,291,542
Refined petroleum products	—		253,921,010	—	21,602,602	236,596,241	—	512,119,853
Other	—		2,807,997	6,318,656	62,428,383	8,221	13,669,096	85,232,353
Services	8,345		51,809	3,716	—	757,842	266,567	1,088,279
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	Ps.	787,210,525
Timing of revenue recognition
2026
Products transferred at a point in time	Ps.	96,646,114	322,336,958	21,872,969	119,122,133	287,959,699	15,487,056	Ps.	863,424,929
Products and services transferred over time	12,556		71,044	11,697,137	—	601,294	332,007	12,714,038
Total	Ps.	96,658,670	322,408,002	33,570,106	119,122,133	288,560,993	15,819,063	Ps.	876,138,967
2025
Products transferred at a point in time	Ps.	126,009,210	256,780,816	28,532,307	86,773,298	259,927,115	13,927,367	Ps.	771,950,113
Products and services transferred over time	8,345		—	14,485,929	—	757,842	8,296	15,260,412
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	Ps.	787,210,525
For the three-months period ended June 30, 2026 and 2025, revenue disaggregation is presented in accordance with the operating segments presentation pursuant to PEMEX's new organizational structure under the New Organic Statute (see Note 6):

For the three-month period ended June 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2026
United States	Ps.	17,225,650	—	—	70,106,547	39,023,348	1,618,440	Ps.	127,973,985
Other	14,198,680		—	—	—	1,356,165	405,930	15,960,775
Europe	33,262,747		—	—	—	4,609,757	—	37,872,504
Local	6,261		189,682,004	16,669,541	—	114,357,383	7,920,926	328,636,115
Total	Ps.	64,693,338	189,682,004	16,669,541	70,106,547	159,346,653	9,945,296	Ps.	510,443,379
2025
United States	Ps.	33,473,062	—	—	44,627,707	27,294,927	(191)	Ps.	105,395,505
Other	6,428,814		—	—	—	4,651,432	56,769	11,137,015
Europe	14,235,367		—	—	—	7,623,523	—	21,858,890
Local	31,436		131,358,583	20,134,911	—	92,471,101	9,233,581	253,229,612
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022
Major products and services
2026
Crude oil	Ps.	64,687,077	—	—	1,654,685	3,294,970	—	Ps.	69,636,732
Gas	—		—	14,686,722	1,318,884	5,817,964	—	21,823,570
Refined petroleum products	—		189,639,743	1,962,882	14,411,408	149,079,415	—	355,093,448
Other	—		—	—	52,721,570	778,959	9,813,464	63,313,993
Services	6,261		42,261	19,937	—	375,345	131,832	575,636
Total	Ps.	64,693,338	189,682,004	16,669,541	70,106,547	159,346,653	9,945,296	Ps.	510,443,379
2025
Crude oil	Ps.	54,137,243	—	—	—	1,664,904	—	Ps.	55,802,147
Gas	30,524		—	15,710,337	1,300,856	9,377,718	—	26,419,435
Refined petroleum products	—		128,519,798	(1,895,724)	13,151,069	152,025,885	—	291,801,028
Other	—		2,807,996	6,318,011	30,175,782	(31,421,810)	9,153,413	17,033,392
Services	912		30,789	2,287	—	394,286	136,746	565,020
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022
Timing of revenue recognition
2026
Products transferred at a point in time	Ps.	64,687,077	189,639,743	10,780,435	70,106,547	158,971,307	9,813,463	Ps.	503,998,572
Products and services transferred over time	6,261		42,261	5,889,106	—	375,346	131,833	6,444,807
Total	Ps.	64,693,338	189,682,004	16,669,541	70,106,547	159,346,653	9,945,296	Ps.	510,443,379
2025
Products transferred at a point in time	Ps.	54,167,765	131,358,583	14,414,739	44,627,707	131,646,696	9,287,728	Ps.	385,503,218
Products and services transferred over time	914		—	5,720,172	—	394,287	2,431	6,117,804
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022

Schedule of Nature and Timing of Satisfaction of Performance Obligation
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Nacional de Energía (Energy National Commission or “CNE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.